Retirement Benefit Plans - Fair Value of Plan Assets by Major Categories (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [abstract]
Cash	$ 713.2	$ 756.1
Equity instruments	2,313.8	2,148.1
Debt instruments	1,274.6	1,107.1
Fair value of plan assets	$ 4,301.6	$ 4,011.3